Consolidated Statements of Cash Flows - USD ($) $ in Thousands	5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 15, 2023	Oct. 13, 2024	Apr. 28, 2024	Apr. 30, 2023
Cash flows from operating activities
Net loss	$ (10,329)	$ (19,316)	$ (6,789)	$ (7,525)
Adjustments to reconcile net loss to net cash used in operating activities
Gain on modification of operating leases	(3,281)	0	(3,281)	0
Depreciation expense	3,341	5,065	8,350	8,086
Non-cash operating lease expense	2,646	3,136	5,594	5,252
Paid-in-kind interest	0	4,942	3,430	0
Operating lease tenant allowances	1,272	(863)	(42)	7,727
Stock based compensation	361	1,065	1,178	295
Gain on change in fair value of warrant liabilities and other			(26,633)	0
Gain on extinguishment of debt			0	(8,355)
Amortization of debt issuance costs	897	1,199	1,951	246
Impairment loss			0	2,363
Accounts receivable	188	(202)	173	(431)
Inventories	(28)	89	(147)	(99)
Prepaid expenses and other current assets	(85)	705	(1,034)	(250)
Operating right-of-use asset	0	(3,602)	(5,548)	0
Other long-term assets	(5,005)	927	(3,586)	0
Accrued occupancy costs	(4,210)	1,738	(5,556)	(3,595)
Other accrued liabilities	289	3,416	80	(662)
Operating lease liabilities	(4,697)	(5,144)	(6,162)	(7,632)
Net cash used in operating activities	(15,924)	(10,140)	(32,682)	(12,040)
Cash flows from investing activities
Purchase of property and equipment	(9,793)	(2,810)	(22,128)	(12,987)
Net cash used in investing activities	(9,793)	(2,810)	(22,128)	(12,987)
Cash flows from financing activities
Proceeds from stock option exercises			0	66
Proceeds from warrant exercises			1	0
Proceeds from warrant issuances	0	67	24,592	3,758
Proceeds from issuance of redeemable convertible preferred stock, net	19,843	0	19,843	200
Payment of transaction costs related to reverse recapitalization and registration statements	(1,540)	(10)	(23,864)	0
Principal payments on long-term notes payable	(283)	(1,858)	(1,429)	(6,144)
Proceeds from the Oaktree Tranche 2 Loan			1,012	0
Debt issuance costs			(773)	(2,304)
Redemption of long-term notes payable			0	(100)
Proceeds from long-term notes payable, net	7,499	4,821	40,163	29,080
Net cash provided by financing activities	25,272	3,023	59,545	24,556
Net change in cash, cash equivalents and restricted cash	(445)	(9,927)	4,735	(471)
Cash, cash equivalents and restricted cash - beginning of period	8,436	13,171	8,436	8,907
Cash, cash equivalents and restricted cash - end of period	7,991	3,244	13,171	8,436
Supplemental disclosures of cash flow information
Cash paid for interest	2,287	3,197	10,508	1,428
Cash paid for income taxes	0	61	109	96
Supplemental disclosures of non-cash operating, investing and financing activities
Forfeiture of accrued interest in connection with the conversion of long-term notes payable			890	0
Reclassification of liability-classified warrants			940	0
Transaction costs incurred in connection with the reverse recapitalization and registration statements but not yet paid	0	(66)	596	0
Transfer of warrants related to business combination	0	1,012	29,824	0
Increase in operating lease right-of-use assets			14,018	7,580
Non-cash finance obligation	665	360	2,805	0
Non-cash capital expenditures included in accounts payable	2,798	1,719	654	9,924
Change in the redemption amount of the redeemable convertible preferred stock	1,423	0	1,423	0
Accretion of cumulative dividends on Series I redeemable convertible preferred stock	528	0	878	0
Redeemable Convertible Preferred Stock
Supplemental disclosures of non-cash operating, investing and financing activities
Debt converted			0	1,050
Common Stock
Supplemental disclosures of non-cash operating, investing and financing activities
Debt converted			5,137	0
Preferred Stock (as converted to common stock)
Supplemental disclosures of non-cash operating, investing and financing activities
Conversion of stock			75,501	0
Legacy Pinstripes Common Stock
Supplemental disclosures of non-cash operating, investing and financing activities
Conversion of stock			180	0
Nonrelated Party
Adjustments to reconcile net loss to net cash used in operating activities
Accounts payable	3,258	2,052	4,056	(7,551)
Related Party
Adjustments to reconcile net loss to net cash used in operating activities
Accounts payable	$ 809	$ 849	$ 1,284	$ 91